Revision of Prior Period Financial Statements: (Tables)	9 Months Ended
Sep. 30, 2015
Revision of Prior Period Financial Statements: (Tables) [Abstract]
Statements of operations revisions

The following table presents the effect of this revision on the individual line items within the Company's Consolidated Statements of Operations, Consolidated Statements of Comprehensive Loss and Balance Sheets.

	Three Months Ended September 30, 2014			Nine Months Ended September 30, 2014			Year Ended December 31, 2014
	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised	As Previously Reported	Adjustment	As Revised
Arbitration (stock option compensation)	$3,459,850	$689,209	$4,149,059	$3,740,697	$689,209	$4,429,906	$4,267,230	$689,209	$4,956,439
Net loss for the period	7,102,929	689,209	7,792,138	14,263,879	689,209	14,953,088	24,880,770	689,209	25,569,979
Net loss per share, basic and diluted	0.09	0.01	0.10	0.19	0.01	0.20	0.33	0.01	0.34
Comprehensive loss for the period	$7,205,143	$689,209	$7,894,352	$14,311,120	$689,209	$15,000,329	$24,861,192	$689,209	$25,550,401

Balance Sheet revisions
	As at December 31, 2014
	As Previously Reported	Adjustment	As Revised
Stock options	$ 19,980,099	$ 689,209	$ 20,669,308
Accumulated deficit	$(342,526,267)	$ (689,209)	$(343,215,476)